John Hancock Funds
200 Berkeley Street
Boston, MA 02116
October 4, 2023
VIA EDGAR
U.S Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Re:
John Hancock Strategic Series (the “Registrant”), on behalf of:
John Hancock Income Fund (the “Fund”)
File Nos. 033-05186; 811-04651
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), please accept this letter as notice that the form of Prospectus and Statement of Additional Information for the Fund, each dated October 1, 2023, that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from the form of Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 81 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on September 26, 2023 via EDGAR.
If you have any questions or comments, please email me at tdee@jhancock.com.
/s/ Thomas Dee
Thomas Dee, Esq. Assistant Secretary of the Trust